INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Mar. 31, 2014
Income Taxes 1	$ 665,000
Income Taxes 2	150,000
Income Taxes 3	260,000
Income Taxes 4	$ 110,000